CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Treasury stock, in shares	289,472,400	0
Class A ordinary shares
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Par value of ordinary shares (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Shares of common stock authorized	9,340,238,793	9,340,238,793	9,340,238,793
Shares of common stock issued	3,123,742,699	2,356,529,401
Shares of common stock outstanding	2,834,270,299	2,356,529,401
Class B ordinary shares
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Par value of ordinary shares (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Shares of common stock authorized	659,761,207	659,761,207	659,761,207
Shares of common stock issued	645,691,903	659,561,893
Shares of common stock outstanding	645,691,903	659,561,893
Parent company
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Treasury stock, in shares	289,472,400	0
Parent company | Class A ordinary shares
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Par value of ordinary shares (in dollars per share)	$ 0.00001	$ 0.00001
Shares of common stock authorized	9,340,238,793	9,340,238,793
Shares of common stock issued	3,123,742,699	2,356,529,401
Shares of common stock outstanding	2,834,270,299	2,356,529,401
Parent company | Class B ordinary shares
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Par value of ordinary shares (in dollars per share)	$ 0.00001	$ 0.00001
Shares of common stock authorized	659,761,207	659,761,207
Shares of common stock issued	645,691,903	659,561,893
Shares of common stock outstanding	645,691,903	659,561,893